Related Party Transactions - Schedule of Short-term Borrowing from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term borrowing			$ 3,104,149
Guardforce Holdings (HK) Limited [Member]
Disclosure of transactions between related parties [line items]
Short-term borrowing	[1]		1,666,846
Tu Jingyi [Member]
Disclosure of transactions between related parties [line items]
Short-term borrowing	[2]		$ 1,437,303

[1]	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the years ended December 31, 2024, 2023 and 2022, interest expense on this loan was $40,458, $27,350 and $54,700, respectively. This loan is classified as short-term borrowing from a related party. Pursuant to the repayment plan provided by Mr. Tu on March 1, 2023, Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited and borrowings from Mr. Tu if Mr. Tu is unable to settle the amount due from his controlled entities in full as of December 31, 2023. In execution of the repayment plan, on May 25, 2023, the Company and Mr. Tu made an arrangement to legally offset the Company’s related party payables with the borrowings from Guardforce Holdings (HK) Limited (the “Netting Arrangement”). On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement. On September 9, 2020, the Company borrowed $413,500 from Guardforce Holdings (HK) Limited. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2024, 2023 and 2022, interest expense on this loan was $2,757, $4,135 and $8,270, respectively. On May 25, 2023, the principal amount of this loan of $413,500 was settled under the Netting Arrangement.
[2]	On September 1, 2018, the Company entered into an agreement with Mr. Tu whereby Mr. Tu loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. Pursuant to a settlement agreement with Mr. Tu dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024